Company Background	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Company Background

NOTE 1 – COMPANY BACKGROUND

The Company’s predecessor, Cardax Pharmaceuticals, Inc. (“Holdings”), was incorporated in the State of Delaware on March 23, 2006.

Cardax, Inc. (the “Company”) (OTCQB:CDXI) is a development stage biopharmaceutical company primarily focused on the development of pharmaceuticals for chronic diseases driven by inflammation. The Company also has a commercial business unit that markets dietary supplements for inflammatory health. CDX-101, the Company’s astaxanthin pharmaceutical candidate, is being developed for cardiovascular inflammation and dyslipidemia, with a target initial indication of severe hypertriglyceridemia. CDX-301, the Company’s zeaxanthin pharmaceutical candidate, is being developed for macular degeneration, with a target initial indication of Stargardt disease. The Company’s pharmaceutical candidates are currently in pre-clinical development, including the planning of IND enabling studies. ZanthoSyn® is a physician recommended astaxanthin dietary supplement for inflammatory health. The Company sells ZanthoSyn® primarily through wholesale and e-commerce channels. The safety and efficacy of the Company’s products have not been directly evaluated in clinical trials or confirmed by the FDA.

Going concern matters

The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As shown in the accompanying condensed consolidated financial statements, the Company incurred net losses of $1,081,694 and $2,217,114 for the three and six-months ended June 30, 2019, respectively, and incurred net losses of $1,100,122 and $2,147,985 for the three and six-months ended June 30, 2018, respectively. The Company has incurred losses since inception resulting in an accumulated deficit of $64,160,432 as of June 30, 2019, and has had negative cash flows from operating activities since inception. The Company expects that its marketing program for ZanthoSyn® will continue to focus on outreach to physicians, healthcare professionals, retail personnel, and consumers, and anticipates further losses in the development of its consumer business. The Company also plans to advance the research and development of its pharmaceutical candidates and anticipates further losses in the development of its pharmaceutical business. As a result of these and other factors, management has determined there is substantial doubt about the Company’s ability to continue as a going concern.

During the six-months ended June 30, 2019, the Company raised additional capital to carry out its business plan. As part of the Company’s efforts, it raised an additional $245,000 in equity from existing stockholders and issued $1,625,000 in debt, including $1,400,000 from a current stockholder that beneficially owns more than 5% of the Company’s common stock and $75,000 from a related party. In addition, the Company raised $850,000 subsequent to June 30, 2019 from a current stockholder that beneficially owns more than 5% of the Company’s common stock. On August 14, 2019, the Company filed a registration statement on Form S-1 for a proposed $15 million public offering of common stock and warrants. The Company intends to use the proceeds from the proposed public offering primarily to fund pharmaceutical development and its operations. The Company’s continued ability to raise additional capital through future equity and debt securities issuances is unknown. Obtaining additional financing, the successful development of the Company’s contemplated plan of operations, and its transition, ultimately, to profitable operations are necessary for the Company to continue operations. The ability to successfully resolve these factors raises substantial doubt about the Company’s ability to continue as a going concern. The condensed consolidated financial statements of the Company do not include any adjustments that may result from the outcome of these uncertainties.

NOTE 1 – COMPANY BACKGROUND

The Company’s predecessor, Cardax Pharmaceuticals, Inc. (“Holdings”), was incorporated in the State of Delaware on March 23, 2006.

Cardax, Inc. (the “Company”) (OTCQB:CDXI) is a biopharmaceutical company engaged in the development and commercialization of dietary supplements for inflammatory health and pharmaceuticals for chronic diseases driven by inflammation and oxidative stress. The Company’s first commercial product, ZanthoSyn®, is a physician recommended anti-inflammatory supplement for health and longevity that provides astaxanthin with enhanced absorption and purity. The Company sells ZanthoSyn® primarily through wholesale and e-commerce channels. The Company is also developing CDX-101 (astaxanthin pharmaceutical candidate) and CDX-301 (zeaxanthin pharmaceutical candidate) for pharmaceutical applications. The safety and efficacy of the Company’s products have not been directly evaluated in clinical trials or confirmed by the FDA.

Going concern matters

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As shown in the accompanying consolidated financial statements, the Company incurred net losses of $4,024,222 and $1,985,234 for the years ended December 31, 2018 and 2017, respectively. The Company has incurred losses since inception resulting in an accumulated deficit of $61,943,318 as of December 31, 2018, and has had negative cash flows from operating activities since inception. The Company expects that its marketing program for ZanthoSyn® will continue to focus on outreach to physicians, healthcare professionals, retail personnel, and consumers, and anticipates further losses in the development of its consumer business. The Company also plans to advance the research and development of its pharmaceutical candidates and anticipates further losses in the development of its pharmaceutical business. As a result of these and other factors, management has determined there is substantial doubt about the Company’s ability to continue as a going concern.

During the year ended December 31, 2018, the Company raised additional capital to carry out its business plan. As part of the Company’s efforts, it raised an additional $1.44 million in gross proceeds through the exchange of 9.6 million warrants via a warrant exchange offering that closed on July 27, 2018. Stock issuance costs associated with this capital raise totaled $196,006, for a net total $1,244,037 raised in this offering.

The Company’s continued ability to raise additional capital through future equity and debt securities issuances is unknown. Obtaining additional financing, the successful development of the Company’s contemplated plan of operations, and its transition, ultimately, to profitable operations are necessary for the Company to continue operations. The ability to successfully resolve these factors raises substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements of the Company do not include any adjustments that may result from the outcome of these uncertainties.